Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Bad debt expense	$ 84,952		$ 945
Software technology development costs	16,055,557	13,056,478	$ 10,559,601	$ 8,880,753
Goodwill, impairment loss
Stock Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	8,066,000	8,859,000	7,100,150